Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial liabilities [Line Items]
Secured bank borrowings	₩ 642,172	₩ 700,820
Unsecured bank borrowings	2,950,184	2,197,132
Unsecured bond issues	2,010,762	1,880,818
Trade accounts and notes payable	2,875,090	2,877,326
Other accounts payable	3,169,937	2,449,517
Long-term other accounts payable	2	₩ 3,530
Financial liabilities	11,648,147
Unsecured bond issues	2,124,147
Contractual cash flows for financial liabilities	11,942,135
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	413,307
Contractual cash flows for financial liabilities	6,752,793
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	134,829
Contractual cash flows for financial liabilities	877,101
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	592,031
Contractual cash flows for financial liabilities	1,956,460
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Unsecured bond issues	983,980
Contractual cash flows for financial liabilities	2,160,077
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Contractual cash flows for financial liabilities	195,704
Secured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	660,540
Secured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	258,027
Secured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	145,804
Secured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	256,709
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	3,112,199
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	36,579
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	596,101
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	1,107,718
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	1,176,097
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	195,704
Trade accounts and notes payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2,875,090
Trade accounts and notes payable [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2,875,090
Other accounts payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,170,157
Other accounts payable [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,169,790
Other accounts payable [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	367
Long-term other accounts payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2
Long-term other accounts payable [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	₩ 2